REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about revenue and other income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Royalty revenue	$ 1,439	$ 2,131
Interest income	1,667	822
Other property income	1,978	583
Revenue and other income	$ 5,084	$ 3,536